FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Neurolief [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	$ 5,366
Financial assets at fair value	(319)
Stella [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	5,000
Axis [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	2,377
Tangient [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,538
D G R [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	250
Radial [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	125
Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	14,656
Total Financialliabilities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	$ (319)